Consolidated Balance Sheets $ in Thousands	Dec. 31, 2022 USD ($)
Current assets
Cash and cash equivalents	$ 23,179
Other receivables	4,925
Notes receivable, current portion	261
Parts and supplies inventory, net	5,872
Investments in securities	69,448
Prepaid engine overhauls, current portion	5,127
Prepaid expenses and other current assets	5,865
Total current assets	131,761
Notes receivable, non-current portion, net	4,856
Due from related parties, non-current	2,629
Property and equipment, net	252,693
Operating lease right-of-use assets	51,051
Intangible assets, net	2,432
Prepaid engine overhauls, non-current portion	48,310
Other non-current assets	484
Total assets	494,216
Current liabilities
Excise tax payable	0
Long-term notes payable, current portion	23,581
Deferred revenue, current portion	58,023
Operating lease liabilities, current portion	9,782
Other current liabilities	21,777
Total current liabilities	138,695
Long-term notes payable, non-current portion	222,320
Operating lease liabilities, non-current portion	40,731
Deferred revenue, non-current portion	2,579
Derivative liability	971
Other non-current liabilities	41,503
Total liabilities	446,799
Commitments and contingencies (Note 22)
Temporary equity
Redeemable noncontrolling interest	0
Stockholders' equity
Noncontrolling interests	52,534
Total flyExclusive stockholders' equity	(5,117)
Total stockholders’ (deficit) / equity	47,417
Members' equity
LGM Enterprises, LLC members' deficit	(4,641)
Accumulated other comprehensive loss	(476)
Total liabilities, temporary equity and stockholders' / members' equity	494,216
Nonrelated Party
Current assets
Accounts receivable, net	14,088
Current liabilities
Accounts payable	21,756
Short-term notes payable	3,704
Related Party
Current assets
Accounts receivable, net	2,996
Due from related parties, non-current	2,629
Current liabilities
Accounts payable	72
Short-term notes payable	$ 0